EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

21	EARNINGS PER SHARE

Basic earnings per share is computed on the basis of the weighted average number of shares of common stocks outstanding during the period. Diluted earnings per share is computed on the basis of weighted average number of shares of common stocks plus the effect of dilutive potential common shares outstanding during the period. The components of basic and diluted earnings per share are as follows:

	For The Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009

Net income attributable to common shareholders	$2,409,785	$11,749,166	$17,437,983

Basic weighted average outstanding shares of common shares	14,912,847	15,321,170	16,285,126
Dilutive effect of warrants	-	-	1,465,539
Dilutive weighted average outstanding shares	14,912,847	15,321,170	17,750,665

Earnings per share
Basic	$0.16	$0.77	1.07

Diluted	$0.16	$0.77	0.98

During the reporting period, the purchase options granted to the underwriters were not included in the computation of diluted earnings per shares because they were anti-dilutive.

A total of 7,500,000 Earn-out shares issued to OMH’s shareholders in 2010 have been included in the computation of the basic and diluted earnings per share to retroactively reflect the effect of the recapitalization.